Financial Instruments - Time-Charter Swap Agreement and Stock Purchase Warrants (Detail) - Recurring - Level 3 - USD ($) $ in Thousands	3 Months Ended		9 Months Ended
	Sep. 30, 2017	Sep. 30, 2016	Sep. 30, 2017	Sep. 30, 2016
Time-charter swap agreement | Teekay Tankers
Fair Value, Net Derivative Asset (Liability) Measured on Recurring Basis, Unobservable Input Reconciliation [Roll Forward]
Fair value asset - beginning of the period			$ 875
Settlements			(1,106)
Realized and unrealized gain			231
Fair value asset - at the end of the period	$ 0		0
Stock purchase warrants
Fair Value, Net Derivative Asset (Liability) Measured on Recurring Basis, Unobservable Input Reconciliation [Roll Forward]
Fair value asset - beginning of the period	0	$ 1,833	575	$ 10,328
Fair value on issuance	36,596	0	36,596	0
Realized and unrealized gain	(4,461)	(399)	(5,036)	(8,894)
Fair value asset - at the end of the period	$ 32,135	$ 1,434	$ 32,135	$ 1,434